OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.3%
$7,000,000		BNP Paribas, 3.060%, due 01/26/09	$7,013,394
38,000,000		UBS AG, 2.980%, due 02/23/09	38,000,000
		Total Certificates of Deposit
		(Cost $45,013,394)	45,013,394
COMMERCIAL PAPER: 43.9%
9,000,000		Barton Capital, LLC, 1.460%, due 02/09/09	8,985,375
3,700,000		Barton Capital, LLC, 1.480%, due 01/23/09	3,696,495
17,000,000	#	Barton Capital, LLC, 1.880%, due 01/20/09	16,982,235
10,000,000	#	Barton Capital, LLC, 2.300%, due 01/22/09	9,987,021
5,000,000		Cafco, LLC, 1.290%, due 03/13/09	4,987,181
13,100,000	#	Cafco, LLC, 1.510%, due 01/21/09	13,088,501
14,000,000		Cafco, LLC, 2.030%, due 01/28/09	13,977,950
1,000,000		Cafco, LLC, 4.100%, due 01/06/09	999,444
9,000,000	#	Cafco, LLC, 4.100%, due 01/23/09	8,977,450
18,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.240%, due 01/05/09	17,999,520
1,500,000		Ciesco, LLC, 0.200%, due 01/21/09	1,496,875
5,000,000		Ciesco, LLC, 1.370%, due 02/19/09	4,990,472
22,000,000	#	Ciesco, LLC, 2.060%, due 01/28/09	21,964,855
2,000,000		Ciesco, LLC, 3.110%, due 01/23/09	1,996,028
13,000,000	#	Ciesco, LLC, 4.100%, due 01/22/09	12,968,967
26,500,000	#	Concord Minutemen Capital Co., LLC, 2.440%, due 04/17/09	26,308,832
7,750,000		Concord Minutemen Capital Co., LLC, 2.960%, due 01/22/09	7,735,985
7,500,000	#	Concord Minutemen Capital Co., LLC, 4.700%, due 01/16/09	7,485,313
27,000,000	#	Crown Point Capital Co., 2.440%, due 04/17/09	26,805,224
6,000,000		Crown Point Capital Co., 2.960%, due 01/22/09	5,989,150
9,000,000	#	Crown Point Capital Co., 4.700%, due 01/15/09	8,983,550
12,000,000	#	Edison Asset Securities, LLC, 0.300%, due 03/23/09	11,991,900
21,500,000	#	Edison Asset Securities, LLC, 0.400%, due 04/23/09	21,473,244
1,500,000		Edison Asset Securities, LLC, 1.270%, due 02/12/09	1,497,725
4,400,000	#	Edison Asset Securities, LLC, 1.500%, due 01/29/09	4,394,867
18,400,000	#	Jupiter Securities Co., LLC, 1.170%, due 01/16/09	18,390,417
5,000,000		Jupiter Securities Co., LLC, 1.170%, due 02/12/09	4,993,000
6,000,000		Jupiter Securities Co., LLC, 1.300%, due 01/14/09	5,996,967
6,000,000		Jupiter Securities Co., LLC, 1.340%, due 01/23/09	5,994,867
5,000,000		Jupiter Securities Co., LLC, 1.400%, due 01/21/09	4,996,111
4,500,000	#	Old Line Funding, LLC, 1.380%, due 01/20/09	4,496,556
9,500,000	#	Old Line Funding, LLC, 1.400%, due 01/27/09	9,490,051
4,000,000		Old Line Funding, LLC, 1.880%, due 01/06/09	3,998,750
19,000,000	#	Old Line Funding, LLC, 2.170%, due 01/26/09	18,970,313
5,000,000	#	Old Line Funding, LLC, 4.150%, due 01/21/09	4,989,750
9,500,000		Park Avenue, 1.280%, due 01/12/09	9,495,936
8,000,000		Park Avenue, 1.500%, due 01/28/09	7,991,600
7,000,000	#	Park Avenue Receivables, 1.280%, due 03/02/09	6,984,833
17,000,000	#	Park Avenue Receivables, 1.400%, due 01/13/09	16,992,067
1,000,000		Societe Generale, 0.550%, due 02/24/09	999,175
5,600,000		Thunder Bay Funding, LLC, 1.290%, due 03/20/09	5,584,227
11,500,000	#	Thunder Bay Funding, LLC, 1.430%, due 01/20/09	11,490,896
1,880,000		Thunder Bay Funding, LLC, 1.630%, due 03/02/09	1,874,830
14,000,000	#	Thunder Bay Funding, LLC, 1.670%, due 01/22/09	13,985,708
4,250,000		Thunder Bay Funding, LLC, 1.840%, due 01/05/09	4,248,914
900,000		Thunder Bay Funding, LLC, 2.800%, due 01/28/09	898,043
3,400,000		Thunder Bay Funding, LLC, 4.150%, due 01/14/09	3,395,338
5,000,000		Toyota Motor Credit Corp., 0.100%, due 01/05/09	4,999,944
26,600,000	#	Tulip Funding Corp., 1.650%, due 02/05/09	26,560,493
16,000,000	#	Tulip Funding Corp., 3.500%, due 01/23/09	15,965,778
42,000,000	#	Variable Funding Capital, 1.000%, due 01/21/09	41,976,667
4,000,000	#	Windmill Funding Corp., 0.440%, due 02/10/09	3,998,000
8,800,000		Windmill Funding Corp., 1.510%, due 03/03/09	8,777,193
1,250,000	#	Windmill Funding Corp., 1.530%, due 03/02/09	1,246,771
4,500,000	#	Windmill Funding Corp., 1.590%, due 04/17/09	4,478,800
8,000,000	#	Windmill Funding Corp., 1.600%, due 01/29/09	7,989,733
10,000,000	#	Windmill Funding Corp., 2.300%, due 01/28/09	9,982,750
5,000,000	#	Windmill Funding Corp., 2.950%, due 01/21/09	4,991,806
2,500,000		Yorktown Capital, LLC, 0.450%, due 04/02/09	2,497,156
3,000,000		Yorktown Capital, LLC, 0.500%, due 04/06/09	2,996,042
36,000,000	#	Yorktown Capital, LLC, 1.800%, due 01/23/09	35,964,555
		Total Commercial Paper
		(Cost $604,448,196)	604,448,196
CORPORATE BONDS/NOTES: 17.4%
3,000,000	I	American General Finance Corp., 4.340%, due 01/09/09	2,999,779

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$8,750,000	#	American Honda Finance Corp., 2.246%, due 03/09/09		$8,748,530
4,500,000	#	American Honda Finance Corp., 4.500%, due 05/26/09		4,523,038
18,500,000	@@, #	Australia & New Zealand Banking Group Ltd., 2.427%, due 09/02/09		18,500,000
5,500,000		Bank of America NA, 0.416%, due 06/12/09		5,495,827
12,250,000		Bank of America NA, 1.625%, due 10/03/09		12,250,000
11,500,000	@@	BNP Paribas, 2.445%, due 08/13/09		11,500,000
4,800,000		Citigroup Funding, Inc., 2.397%, due 03/02/09		4,797,848
1,900,000		Citigroup, Inc., 3.505%, due 01/30/09		1,899,218
7,212,000		Citigroup, Inc., 3.625%, due 02/09/09		7,212,647
3,500,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09		3,500,754
3,000,000		Credit Suisse New York, 0.481%, due 03/27/09		2,996,494
7,000,000	@@	Deutsche Bank AG, 1.868%, due 01/09/09		6,999,574
15,000,000		Fannie Mae, 4.625%, due 12/15/09		15,469,040
15,000,000		Fannie Mae, 4.875%, due 04/15/09		15,079,579
3,000,000		General Electric Capital Corp., 0.420%, due 01/27/09		2,998,631
1,000,000		General Electric Capital Corp., 2.281%, due 08/31/09		1,000,132
1,000,000		General Electric Capital Corp., 4.125%, due 09/01/09		1,007,099
5,500,000		JPMorgan Chase & Co., 0.521%, due 06/26/09		5,495,324
5,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09		5,003,292
2,125,000	@@, #	Rabobank Nederland NV, 1.413%, due 04/06/09		2,124,736
15,000,000	@@, #	Societe Generale, 2.620%, due 09/04/09		15,000,000
10,900,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09		10,900,000
11,000,000		Toyota Motor Credit Corp., 1.489%, due 01/12/09		11,000,107
6,000,000		Toyota Motor Credit Corp., 3.774%, due 01/23/09		6,000,000
4,100,000		US Bancorp., 5.300%, due 04/28/09		4,127,351
21,000,000		US Bank NA, 2.253%, due 08/24/09		21,000,000
1,500,000		Wachovia Bank NA, 0.360%, due 02/23/09		1,498,592
4,900,000		Wachovia Bank NA, 5.029%, due 01/12/09		4,900,207
1,000,000		Wachovia Corp., 3.625%, due 02/17/09		999,793
3,555,000		Wells Fargo & Co., 3.125%, due 04/01/09		3,555,071
8,500,000		Wells Fargo & Co., 3.552%, due 05/01/09		8,501,417
12,250,000	@@, #	Westpac Banking Corp., 2.430%, due 07/03/09		12,250,000
		Total Corporate Bonds/Notes
		(Cost $239,334,080)		239,334,080
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
101,000,000		Federal Home Loan Bank, 0.700%, due 12/14/09		100,318,531
5,000,000		Federal Home Loan Bank, 0.850%, due 12/22/09		4,958,090
25,250,000		Federal Home Loan Bank, 1.160%, due 12/07/09		24,976,472
15,500,000		Federal Home Loan Bank, 2.260%, due 04/17/09		15,396,400
6,250,000		Federal Home Loan Bank, 2.645%, due 08/07/09		6,323,905
26,000,000		Federal National Mortgage Association, 0.620%, due 12/01/09		25,847,381
9,250,000		Federal National Mortgage Association, 1.060%, due 10/28/09		9,169,063
9,750,000		Federal National Mortgage Association, 4.250%, due 05/15/09		9,809,259
		Total U.S. Government Agency Obligations
		(Cost $196,799,101)		196,799,101
U.S. TREASURY NOTES: 1.2%
16,000,000		1.000%, due 10/22/09		15,869,333
		Total U.S. Treasury Notes
		(Cost $15,869,333)		15,869,333
REPURCHASE AGREEMENT: 14.3%
197,400,000		Deutsche Bank Repurchase Agreement dated 12/31/08, 0.050%, due 01/02/09, $197,400,548 to be received upon repurchase (Collateralized by $142,548,000 various U.S. Government Agency Obligations, 4.500%-7.125%, Market Value plus accrued interest $201,348,178		197,400,000
		Total Repurchase Agreement
		(Cost $197,400,000)		197,400,000
		Total Investments in Securities
		(Cost $1,298,864,104)*	94.4%	$1,298,864,104
		Other Assets and Liabilities — Net	5.6	76,598,319
		Net Assets	100.0%	$1,375,462,423

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature,  prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,298,864,104	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,298,864,104	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2008 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 96.1%
		Federal Home Loan Mortgage Corporation##: 0.2%
$76,029		7.000%, due 11/01/14		$79,664
310,155		7.500%, due 12/01/14-01/01/30		325,560
12,701		8.000%, due 01/01/30		13,479
1,059,406		9.000%, due 01/15/31		1,127,932
36,462		9.500%, due 07/01/20		40,302
				1,586,937
		Federal National Mortgage Association##: 0.2%
473,125		6.500%, due 06/01/14-02/01/29		498,244
827,942		6.600%, due 07/01/27-06/01/28		873,835
54,786		7.000%, due 03/01/15		56,843
96,089		7.500%, due 05/01/28		101,892
130,524		8.500%, due 08/01/11-09/01/15		148,638
				1,679,452
		Government National Mortgage Association: 95.7%
4,336,967		4.000%, due 05/20/33-08/20/35		4,254,092
11,552,475		4.500%, due 03/20/34-05/20/38		11,680,917
8,448,784	W	4.500%, due 07/20/38		8,540,369
1,734,231		4.500%, due 01/20/34		1,749,734
1,865,543		4.590%, due 12/15/38		1,753,553
96,116,543		5.000%, due 05/15/18-06/20/38		98,429,115
2,475,181		5.250%, due 11/20/36-01/20/38		2,527,433
332,364		5.450%, due 02/15/29-10/15/29		344,574
178,565,623		5.500%, due 08/20/24-07/20/37		184,109,361
323,134		5.550%, due 06/15/27		326,670
3,785,265		5.600%, due 03/20/37-02/20/38		3,867,604
9,806,366		5.630%, due 07/15/45		9,806,401
490,653		5.680%, due 05/15/47		498,626
495,372		5.690%, due 11/15/42		496,567
2,506,810		5.750%, due 11/20/27-03/20/28		2,579,731
1,955,504		5.970%, due 11/15/31		1,992,838
159,579,374		6.000%, due 10/15/15-07/15/36		164,684,794
570,236		6.250%, due 03/15/28-09/15/29		595,619
709,745		6.280%, due 01/20/26-05/20/26		741,026
724,085		6.490%, due 01/15/28		763,652
69,944,276		6.500%, due 08/15/28-02/15/37		72,990,873
3,377,619		6.600%, due 10/20/26-07/20/28		3,524,939
381,713		6.750%, due 08/15/28-10/15/28		401,661
52,299,625		7.000%, due 09/15/23-12/15/38		54,487,621
24,962		7.250%, due 01/15/29		26,286
4,335,203		7.500%, due 08/20/27-01/15/31		4,538,793
49,982		7.800%, due 05/15/19-07/15/19		53,297
499,251		8.000%, due 03/20/24-07/15/26		531,832
35,317		8.050%, due 07/15/19		37,410
62,965		9.000%, due 05/15/16-07/15/16		67,389
8,816		9.500%, due 11/15/21		9,593
				636,412,370
		Total U.S. Government Agency Obligations
		(Cost $621,233,881)		639,678,759

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
		Collateralized Mortgage Obligations: 1.2%
7,676,224		Ginnie Mae, 6.000%, due 04/20/37		7,915,171
		Total Collateralized Mortgage Obligations
		(Cost $7,604,260)		7,915,171

OTHER BONDS: 0.0%
		Foreign Government Bonds: 0.0%
10,689	C	Small Business Administration, 8.250%, due 11/01/11		10,902
		Total Other Bonds
		(Cost $10,909)		10,902
		Total Investments in Securities
		(Cost $628,849,050)*	97.3%	$647,604,832

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS (continued)
		Other Assets and Liabilities - Net	2.7	$17,689,632
		Net Assets	100.0%	$665,294,464

	C	Bond may be called prior to maturity date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	*	Cost for federal income tax purposes is $628,871,536.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,849,076
		Gross Unrealized Depreciation		(115,780)
		Net Unrealized Appreciation		$18,733,296

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	640,337,246	—
Level 3- Significant Unobservable Inputs	7,267,586	—
Total	$647,604,832	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$—	$—
Net Purchases/(Sales)	6,799,172	—
Accrued Discounts/(Premiums)	1,170	—
Total Realized Gain/(Loss)	2,373	—
Total Unrealized Appreciation/(Depreciation)	464,871	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 12/31/08	$7,267,586	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.5%
		Advertising: 1.9%
$1,258,000	#, C	R.H. Donnelley, Inc., 11.750%, due 05/15/15	$314,500
455,000	C	Visant Corp., 7.625%, due 10/01/12	375,375
905,000	+, C	Visant Holding Corp., 10.250%, due 12/01/13	674,225
			1,364,100
		Aerospace/Defense: 1.1%
405,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	365,513
420,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	422,100
			787,613
		Airlines: 0.7%
800,000	C	AMR Corp., 8.608%, due 04/01/11	520,000
			520,000
		Auto Manufacturers: 0.4%
1,000,000	C	General Motors Corp., 7.125%, due 07/15/13	187,500
725,000	C	General Motors Corp., 8.375%, due 07/15/33	130,500
			318,000
		Auto Parts & Equipment: 0.2%
355,000	C	United Components, Inc., 9.375%, due 06/15/13	150,875
			150,875
		Banks: 1.8%
200,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	168,517
505,000	C	Bank of America Corp., 8.000%, due 12/01/49	363,762
840,000	C	Citigroup, Inc., 8.400%, due 04/29/49	555,694
380,000	C	SunTrust Capital VIII, 6.100%, due 12/15/36	268,246
			1,356,219
		Beverages: 1.3%
790,000	C	Constellation Brands, Inc., 7.250%, due 05/15/17	750,500
255,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	243,525
			994,025
		Building Materials: 1.5%
825,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	655,875
620,000	C	Nortek, Inc., 10.000%, due 12/01/13	424,700
			1,080,575
		Chemicals: 1.5%
875,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	472,500
1,169,043	&, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	368,249
450,000	C	PolyOne Corp., 8.875%, due 05/01/12	234,000
			1,074,749
		Coal: 0.3%
565,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	192,100
			192,100
		Commercial Services: 3.5%
710,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	323,938
660,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	600,600
560,000	#, C	Cenveo Corp., 10.500%, due 08/15/16	327,600
945,000	#, C	Ceridian Corp., 11.500%, due 11/15/15	504,394
770,000	&, #, C	Ceridian Corp., 12.250%, due 11/15/15	380,188
575,000	C	Iron Mountain, Inc., 8.000%, due 06/15/20	464,313
			2,601,033
		Computers: 0.8%
649,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	564,630
			564,630
		Diversified Financial Services: 14.9%
780,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	159,900
1,600,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	1,169,483
455,000		Ford Motor Credit Co., LLC, 7.569%, due 01/13/12	296,319
875,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	614,292
1,030,000		Ford Motor Credit Co., LLC, 9.203%, due 04/15/09	995,238
950,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	701,196
365,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	249,805
3,000,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	2,430,321
500,000	C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.500%, due 04/01/15	207,500
700,000	&, C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	241,500
985,000	C, W	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 9.750%, due 04/01/17	270,875
670,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	194,300
645,000	C	JPMorgan Chase Capital XVIII, 6.950%, due 08/17/36	544,967
535,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	238,075
980,000	&, #, C	Local TV Finance, LLC, 9.250%, due 06/15/15	220,500
1,010,000	#, C	Nuveen Investments, Inc., 10.500%, due 11/15/15	228,513
977,096	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	693,738
365,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	330,325
280,000		SLM Corp., 3.675%, due 07/27/09	263,963
500,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	312,500
950,000	C	Universal City Florida Holding Co. I/II, 7.943%, due 05/01/10	413,250
610,000	#, C	USB Realty Corp., 6.091%, due 12/22/49	254,838
			11,031,398

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric: 8.8%
$610,000	C	AES Corp., 8.000%, due 10/15/17	$503,250
574,000	#, C	AES Corp., 8.750%, due 05/15/13	553,910
715,000	C	Edison Mission Energy, 7.000%, due 05/15/17	625,625
1,585,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	1,133,275
702,625	C	Homer City Funding, LLC, 8.734%, due 10/01/26	649,928
85,875	C	Midwest Generation, LLC, 8.300%, due 07/02/09	85,445
371,486	C	Midwest Generation, LLC, 8.560%, due 01/02/16	354,769
395,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	381,175
910,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	848,575
560,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	456,400
1,310,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/15	936,650
			6,529,002
		Entertainment: 2.8%
1,125,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	791,719
315,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	162,225
435,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	172,913
485,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	371,025
395,000	#, C	Scientific Games Corp., 7.875%, due 06/15/16	319,950
455,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	229,775
			2,047,607
		Environmental Control: 2.7%
460,000	C	Allied Waste North America, Inc., 7.250%, due 03/15/15	428,318
1,280,000	C	Waste Services, Inc., 9.500%, due 04/15/14	915,200
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	644,425
			1,987,943
		Food: 1.6%
590,000	C	Dean Foods Co., 7.000%, due 06/01/16	504,450
500,000		Smithfield Foods, Inc., 7.750%, due 07/01/17	287,500
425,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	386,750
			1,178,700
		Forest Products & Paper: 1.6%
380,000	C	Domtar Corp., 5.375%, due 12/01/13	237,500
140,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	119,700
600,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	507,000
500,000	C	NewPage Corp., 12.000%, due 05/01/13	145,000
145,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.943%, due 08/01/14	42,775
380,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	152,000
			1,203,975
		Healthcare - Products: 2.4%
650,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	489,125
260,000	C	Biomet, Inc., 10.000%, due 10/15/17	250,900
600,000	C	Biomet, Inc., 11.625%, due 10/15/17	516,000
625,000	C	Boston Scientific Corp., 6.250%, due 11/15/15	528,125
			1,784,150
		Healthcare - Services: 7.4%
690,000	C	Centene Corp., 7.250%, due 04/01/14	548,550
895,000	C	DaVita, Inc., 7.250%, due 03/15/15	854,725
130,000	C	HCA, Inc., 7.875%, due 02/01/11	115,050
280,000	C	HCA, Inc., 8.750%, due 09/01/10	270,200
700,000	C	HCA, Inc., 9.250%, due 11/15/16	644,000
1,180,000	&, C	HCA, Inc., 9.625%, due 11/15/16	923,350
830,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	614,200
610,000	C	Select Medical Corp., 7.625%, due 02/01/15	326,350
325,000	C	Select Medical Corp., 8.834%, due 09/15/15	170,625
725,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	638,000
220,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	151,800
300,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	186,000
			5,442,850
		Holding Companies - Diversified: 0.7%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	517,500
			517,500
		Home Furnishings: 0.5%
445,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	380,475
			380,475
		Household Products/Wares: 1.0%
525,000	#, C	American Achievement Corp., 8.250%, due 04/01/12	406,875
500,000	C	Jarden Corp., 7.500%, due 05/01/17	343,750
			750,625
		Iron/Steel: 0.1%
260,000	&, C	Metals USA Holdings Corp., 8.791%, due 07/01/12	74,100
			74,100
		Leisure Time: 0.3%
740,000	C	Travelport, LLC, 11.875%, due 09/01/16	210,900
			210,900
		Lodging: 1.6%
155,567	#, C	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	57,560
677,762	#, C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	196,551
645,000	C	MGM Mirage, 7.500%, due 06/01/16	411,994
590,000	C	MGM Mirage, 8.500%, due 09/15/10	498,550
			1,164,655

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media: 9.2%
$559,634	#, ±, C	American Media Operations, Inc., 10.250%, due 05/01/09	$114,029
510,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	456,450
480,000	C	CCO Holdings, LLC, 8.750%, due 11/15/13	304,800
1,580,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,216,600
600,000		CSC Holdings, Inc., 7.875%, due 02/15/18	474,000
1,846,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	443,040
385,000	C	DirecTV Holdings, LLC, 7.625%, due 05/15/16	375,375
920,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	770,500
160,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	134,400
810,000	C	Idearc, Inc., 8.000%, due 11/15/16	64,800
552,032	&, #, C	ION Media Networks, Inc., 11.003%, due 01/15/13	61,414
960,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	630,000
479,386	+, C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	209,132
1,070,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	466,788
565,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	454,825
400,000	@@, C	Quebecor Media, Inc., 7.750%, due 03/15/16	272,000
950,000	C	Radio One, Inc., 6.375%, due 02/15/13	325,375
			6,773,528
		Metal Fabricate/Hardware: 0.7%
993,321	&, #, C	Rexnord Holdings, Inc., 9.810%, due 03/01/13	546,326
			546,326
		Miscellaneous Manufacturing: 0.5%
415,000	C	Harland Clarke Holdings Corp., 6.899%, due 05/15/15	134,875
540,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	207,900
			342,775
		Oil & Gas: 6.9%
505,000	#, C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	310,575
595,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	324,275
635,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	130,175
900,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	715,500
155,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	124,775
405,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	289,575
705,000	C	Forest Oil Corp., 7.250%, due 06/15/19	518,175
560,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	397,600
405,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	289,575
470,000	C	Newfield Exploration Co., 7.125%, due 05/15/18	373,650
575,000	@@, C	OPTI Canada, Inc., 8.250%, due 12/15/14	313,375
600,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	489,000
600,000	C	Plains Exploration & Production Co., 7.625%, due 06/01/18	414,000
575,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	368,000
			5,058,250
		Oil & Gas Services: 0.7%
460,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	269,100
370,000	C	Key Energy Services, Inc., 8.375%, due 12/01/14	246,050
			515,150
		Pharmaceuticals: 0.8%
195,000	C	Omnicare, Inc., 6.125%, due 06/01/13	164,775
125,000	C	Omnicare, Inc., 6.750%, due 12/15/13	106,875
355,000	C	Omnicare, Inc., 6.875%, due 12/15/15	292,875
			564,525
		Pipelines: 2.3%
500,000	C	El Paso Corp., 7.000%, due 06/15/17	393,803
875,000	C	El Paso Corp., 7.250%, due 06/01/18	698,838
95,000	C	El Paso Corp., 12.000%, due 12/12/13	93,575
725,000	@@, C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	543,750
			1,729,966
		Retail: 1.5%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	458,150
785,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	98,125
615,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	575,025
			1,131,300
		Telecommunications: 13.0%
396,000	C	Centennial Cellular Communications Corp., 8.125%, due 02/01/14	403,920
717,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	727,755
340,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	353,600
500,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	385,000
515,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	399,125
995,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	900,475
380,000	C	Frontier Communications Co., 9.000%, due 08/15/31	241,300
395,000	@@, #, C	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	365,375
1,070,000	@@, C	Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16	979,050
500,000	@@, #, C	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	457,500
810,000	&, C	iPCS, Inc., 6.443%, due 05/01/14	498,150
570,000	C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	513,000
560,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	235,412
270,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	113,452
230,000	C	Qwest Communications International, Inc., 7.250%, due 02/15/11	201,250
1,225,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	882,000
495,000	C	Qwest Corp., 8.875%, due 03/15/12	460,350
1,145,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	682,658
465,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	314,466

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$650,000	C	West Corp., 9.500%, due 10/15/14	$360,750
330,000	C	West Corp., 11.000%, due 10/15/16	155,100
			9,629,688
		Transportation: 0.5%
490,000	C	Bristow Group, Inc., 7.500%, due 09/15/17	330,750
			330,750
		Total Corporate Bonds/Notes (Cost $104,649,936)	71,930,057
ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.4%
314,944	C, S	Ameriquest Mortgage Securities, Inc., 1.821%, due 02/25/33	183,705
222,883	C, S	Morgan Stanley Capital, Inc., 1.671%, due 06/25/33	141,249
		Total Asset-Backed Securities (Cost $450,647)	324,954
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
571,896	C	Continental Airlines, Inc., 7.461%, due 04/01/15	394,608
		Total Collateralized Mortgage Obligations (Cost $561,841)	394,608

Shares				Value
COMMON STOCK: 0.0%
		Agriculture: 0.0%
17,906	I	North Atlantic Trading Co.		$18
				18
		Telecommunications: 0.0%
264	@@	Completel Europe NV		11,743
				11,743
		Total Common Stock (Cost $210,181)		11,761
PREFERRED STOCK: 0.0%
		Media: 0.0%
1	&, P	ION Media Networks, Inc.		7,009
		Total Preferred Stock (Cost $8,676)		7,009
WARRANTS: 0.0%
		Building Materials: 0.0%
3,100	#, I	Dayton Superior Corp.		31
				31
		Commercial Services: 0.0%
92,950	I	Comforce Corp.		930
				930
		Telecommunications: 0.0%
500	@@, #, I	GT Group Telecom, Inc.		—
				—
		Total Warrants (Cost $-)		961
		Total Long-Term Investments (Cost $105,881,281)		72,669,350
SHORT-TERM INVESTMENTS: 1.5%
		Affiliated Mutual Fund: 1.5%
1,071,000		ING Institutional Prime Money Market Fund - Class I		1,071,000
		Total Short-Term Investments (Cost $1,071,000)		1,071,000
		Total Investments in Securities (Cost $106,952,281)*	99.9%	$73,740,350
		Other Assets and Liabilities — Net	0.1	73,548
		Net Assets	100.0%	$73,813,898

@@	Foreign Issuer
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

P	Preferred Stock may be called prior to convertible date.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
±	Defaulted security

*	Cost for federal income tax purposes is $107,116,353.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$451,764
	Gross Unrealized Depreciation	(33,827,767)
	Net Unrealized Depreciation	$(33,376,003)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

ING High Yield Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2008

Credit Default Swaps - Buy Protection (1)

								UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

Goldman Sachs International	American Axle and Manufacturing Inc. 5.250%, 02/11/14	Buy	(5.000)	12/20/13	USD	3,000,000	$1,514,505	$1,232,862	$281,643
JPMorgan Chase Bank N.A.	Centex Corp. 5.250%, 06/15/15	Buy	(6.050)	12/20/13	USD	2,000,000	(140,580)	—	(140,580)
Goldman Sachs International	Newell Rubbermaid Inc. 6.750%, 03/15/12	Buy	(1.200)	09/20/13	USD	2,000,000	59,367	—	59,367
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	2,000,000	514,190	—	514,190
JPMorgan Chase Bank N.A.	Pulte Homes Inc. 5.250%, 01/15/14	Buy	(3.700)	12/20/13	USD	2,000,000	(44,015)	—	(44,015)
Barclays Bank PLC	Visteon Corp. 7.000%, 03/10/14	Buy	(5.000)	12/20/13	USD	2,000,000	1,588,770	1,528,206	60,564
							$3,492,237	$2,761,068	$731,169

Credit Default Swaps - Sell Protection (2)

					Implied				UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	CREDIT SPREAD	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AT 12/31/08(3)	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

Morgan Stanley Capital Services Inc.	Beazer Homes USA 6.500%, 11/15/13	Sell	5.000	06/20/09	18.57%	USD	2,000,000	$(121,034)	$(80,000)	$(41,034)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	5.000	12/20/13	93.73%	USD	3,000,000	(2,431,162)	(1,725,000)	(706,162)
Merrill Lynch International	General Motors Corp. 7.125%, 07/15/13	Sell	5.000	03/20/09	180.72%	USD	2,000,000	(629,232)	(60,000)	(569,232)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	06/20/09	7.60%	USD	2,000,000	(23,983)	(97,500)	73,517
Goldman Sachs International	Harrah's Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000	06/20/09	31.38%	USD	2,000,000	(230,028)	(15,000)	(215,028)
JPMorgan Chase Bank N.A., New York	K. Hovnanian Enterprises 6.500%, 01/15/14	Sell	5.000	06/20/09	22.18%	USD	2,000,000	(152,193)	(40,000)	(112,193)
Credit Suisse International	Visteon Corp. 7.000%, 03/10/14	Sell	5.000	06/20/09	121.85%	USD	2,000,000	(818,492)	(50,000)	(768,492)
								$(4,406,124)	$(2,067,500)	$(2,338,624)

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed for credit default swaps sold and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values, as well as the receive fixed rate, serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, and high receive fixed rate, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,082,743	$—
Level 2- Other Significant Observable Inputs	71,410,535	(913,887)
Level 3- Significant Unobservable Inputs	1,247,072	—
Total	$73,740,350	$(913,887)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$1,726,025	$—
Net Purchases/(Sales)	(492,827)	—
Accrued Discounts/(Premiums)	6,154	—
Total Realized Gain/(Loss)	672,345	—
Total Unrealized Appreciation/(Depreciation)	(664,625)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 12/31/08	$1,247,072	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.9%
$9,250,000		Australia & New Zealand Banking Group Ltd., 4.500%, due 01/12/09	$9,261,718
5,000,000		UBS AG, 2.980%, due 02/23/09	5,000,000
		Total Certificates of Deposit (Cost $14,261,718)	14,261,718
COMMERCIAL PAPER: 41.5%
6,000,000		Barton Capital, LLC, 1.460%, due 02/09/09	5,990,250
8,000,000		Barton Capital, LLC, 1.480%, due 01/23/09	7,992,422
25,000,000	#	Barton Capital, LLC, 1.880%, due 01/20/09	24,973,875
6,000,000	#	Barton Capital, LLC, 2.300%, due 01/22/09	5,992,213
7,000,000		BNP Paribas Finance, Inc., 0.750%, due 02/17/09	6,993,146
4,000,000		Cafco, LLC, 1.290%, due 03/13/09	3,989,744
22,200,000	#	Cafco, LLC, 1.510%, due 01/21/09	22,179,764
4,500,000		Cafco, LLC, 2.030%, due 01/28/09	4,492,913
2,200,000	#	Cafco, LLC, 2.900%, due 01/20/09	2,196,459
750,000		Cafco, LLC, 4.100%, due 01/06/09	749,531
9,000,000	#	Cafco, LLC, 4.100%, due 01/23/09	8,977,450
16,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.240%, due 01/05/09	15,999,573
3,500,000		Ciesco, LLC, 1.370%, due 02/19/09	3,493,331
29,000,000	#	Ciesco, LLC, 2.060%, due 01/28/09	28,953,673
1,000,000		Ciesco, LLC, 3.110%, due 01/23/09	998,014
10,000,000	#	Ciesco, LLC, 4.100%, due 01/22/09	9,976,229
10,000,000	#	Concord Minutemen Capital Co., LLC, 2.440%, due 04/17/09	9,927,861
5,000,000		Concord Minutemen Capital Co., LLC, 2.960%, due 01/22/09	4,990,958
26,250,000	#	Concord Minutemen Capital Co., LLC, 4.700%, due 01/16/09	26,198,594
16,000,000	#	Crown Point Capital Co., 2.440%, due 04/17/09	15,884,578
2,000,000		Crown Point Capital Co., 2.960%, due 01/22/09	1,996,383
24,000,000	#	Crown Point Capital Co., 4.700%, due 01/15/09	23,956,133
8,000,000	#	Edison Asset Securities, LLC, 0.300%, due 03/23/09	7,994,600
11,879,000		Edison Asset Securities, LLC, 0.400%, due 01/14/09	11,877,284
29,000,000	#	Edison Asset Securities, LLC, 0.400%, due 04/23/09	28,963,911
17,000,000		Jupiter Securities Co., LLC, 0.630%, due 01/02/09	16,999,410
2,000,000		Jupiter Securities Co., LLC, 1.170%, due 02/12/09	1,997,200
2,000,000		Jupiter Securities Co., LLC, 1.300%, due 01/14/09	1,998,989
25,000,000	#	Jupiter Securities Co., LLC, 1.390%, due 01/22/09	24,978,854
1,500,000		Jupiter Securities Co., LLC, 1.400%, due 01/21/09	1,498,833
1,324,000		Old Line Funding, LLC, 1.230%, due 03/09/09	1,320,427
27,000,000	#	Old Line Funding, LLC, 1.400%, due 01/27/09	26,971,725
274,000		Old Line Funding, LLC, 1.580%, due 03/04/09	273,245
7,000,000	#	Old Line Funding, LLC, 2.170%, due 01/26/09	6,989,063
4,500,000	#	Old Line Funding, LLC, 4.150%, due 01/21/09	4,490,375
24,000,000		Park Avenue Receivables, 1.280%, due 01/12/09	23,989,733
14,000,000	#	Park Avenue Receivables, 1.280%, due 03/02/09	13,969,667
4,000,000	#	Park Avenue Receivables, 1.400%, due 01/13/09	3,998,133
9,000,000		Societe Generale, 0.550%, due 02/24/09	8,992,575
1,650,000		Thunder Bay Funding, LLC, 1.290%, due 03/20/09	1,645,353
3,500,000	#	Thunder Bay Funding, LLC, 1.430%, due 01/20/09	3,497,229
11,856,000		Thunder Bay Funding, LLC, 1.630%, due 03/02/09	11,823,396
5,200,000	#	Thunder Bay Funding, LLC, 1.670%, due 01/22/09	5,194,692
3,500,000		Thunder Bay Funding, LLC, 1.840%, due 01/05/09	3,499,106
14,350,000		Thunder Bay Funding, LLC, 4.150%, due 01/14/09	14,332,222
22,300,000	#	Tulip Funding Corp., 1.650%, due 02/05/09	22,267,042
5,000,000		Tulip Funding Corp., 2.080%, due 01/13/09	4,996,250
15,000,000	#	Tulip Funding Corp., 3.500%, due 01/23/09	14,967,917
47,000,000	#	Variable Funding Capital, 1.000%, due 01/21/09	46,973,888
9,000,000		Westpac Banking Corp., 1.500%, due 03/12/09	8,973,750
3,000,000	#	Windmill Funding Corp., 0.440%, due 02/10/09	2,998,500
3,700,000		Windmill Funding Corp., 1.510%, due 03/03/09	3,690,401
17,500,000	#	Windmill Funding Corp., 1.590%, due 04/17/09	17,417,556
5,000,000	#	Windmill Funding Corp., 1.600%, due 01/29/09	4,993,582
5,500,000	#	Windmill Funding Corp., 2.300%, due 01/28/09	5,490,513
8,000,000	#	Windmill Funding Corp., 2.950%, due 01/21/09	7,986,889
14,000,000		Yorktown Capital, LLC, 0.450%, due 04/02/09	13,984,075
8,000,000		Yorktown Capital, LLC, 0.500%, due 04/06/09	7,989,444
250,000		Yorktown Capital, LLC, 1.460%, due 02/05/09	249,635
15,000,000	#	Yorktown Capital, LLC, 1.480%, due 03/06/09	14,960,000
3,500,000	#	Yorktown Capital, LLC, 1.800%, due 01/23/09	3,497,006
1,905,000		Yorktown Capital, LLC, 2.250%, due 01/26/09	1,902,023
		Total Commercial Paper (Cost $647,537,587)	647,537,587

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 5.1%
$3,000,000	#	American Honda Finance Corp., 2.246%, due 03/09/09		$2,999,496
2,000,000	#	American Honda Finance Corp., 4.500%, due 05/26/09		2,010,239
3,000,000		Bank of America Corp., 5.875%, due 02/15/09		3,009,113
2,500,000		Bank of America NA, 0.416%, due 06/12/09		2,498,103
3,000,000		Bank of America NA, 1.625%, due 10/03/09		3,000,000
5,000,000	@@	BNP Paribas, 2.445%, due 08/13/09		5,000,000
1,000,000		Citigroup Funding, Inc., 2.397%, due 03/02/09		999,552
2,000,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09		1,999,899
4,000,000		Credit Suisse New York, 0.481%, due 03/27/09		3,995,324
8,000,000		Fannie Mae, 4.625%, due 12/15/09		8,250,155
1,000,000		General Electric Capital Corp., 0.420%, due 01/27/09		999,544
1,400,000		General Electric Capital Corp., 1.961%, due 03/16/09		1,400,129
1,500,000		General Electric Capital Corp., 2.281%, due 08/31/09		1,500,198
1,000,000		General Electric Capital Corp., 4.625%, due 09/15/09		1,010,859
2,500,000		JPMorgan Chase & Co., 0.521%, due 06/26/09		2,497,874
2,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09		2,001,317
2,400,000	@@, #	Rabobank Nederland NV, 4.773%, due 01/15/09		2,399,936
6,000,000	@@, #	Societe Generale, 2.620%, due 09/04/09		6,000,000
5,700,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09		5,700,000
4,000,000		Toyota Motor Credit Corp., 1.489%, due 01/12/09		4,000,038
1,000,000		US Bancorp., 0.501%, due 04/28/09		999,486
12,500,000		US Bank NA, 2.253%, due 08/24/09		12,500,000
1,100,000		Wal-Mart Stores, Inc., 6.875%, due 08/10/09		1,125,158
1,000,000		Wells Fargo & Co., 3.552%, due 05/01/09		1,000,167
3,000,000	@@, #	Westpac Banking Corp., 2.430%, due 07/03/09		3,000,000
		Total Corporate Bonds/Notes (Cost $79,896,587)		79,896,587
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.1%
15,000,000		Federal Home Loan Bank, 0.700%, due 12/14/09		14,898,792
25,000,000		Federal Home Loan Bank, 0.850%, due 12/22/09		24,790,451
25,000,000		Federal Home Loan Bank, 1.160%, due 12/07/09		24,729,181
30,000,000		Federal Home Loan Bank, 1.400%, due 07/07/09		29,781,833
26,500,000		Federal Home Loan Bank, 2.260%, due 04/17/09		26,322,877
6,000,000		Federal Home Loan Bank, 2.645%, due 08/07/09		6,070,949
19,500,000		Federal National Mortgage Association, 0.620%, due 12/01/09		19,387,275
10,000,000		Federal National Mortgage Association, 1.060%, due 10/28/09		9,912,500
17,500,000		Federal National Mortgage Association, 4.250%, due 05/15/09		17,606,363
		Total U.S. Government Agency Obligations (Cost $173,500,221)		173,500,221
U.S. TREASURY NOTES: 1.1%
17,000,000		1.000%, due 10/22/09		16,861,167
		Total U.S. Treasury Notes (Cost $16,861,167)		16,861,167
REPURCHASE AGREEMENT: 13.1%
204,400,000		Deutsche Bank Repurchase Agreement dated 12/31/08, 0.050%, due 01/02/09, $204,400,568 to be received upon repurchase (Collateralized by $192,813,000 Federal Home Loan Mortgage Corporation, 4.875%-5.050%, Market Value plus accrued interest $208,488,286, du		204,400,000
		Total Repurchase Agreement (Cost $204,400,000)		204,400,000
		Total Investments in Securities (Cost $1,136,457,280)*	72.8%	$1,136,457,280
		Other Assets and Liabilities — Net	27.2	424,575,641
		Net Assets	100.0%	$1,561,032,921

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,136,457,280	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,136,457,280	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 28.7%
		Aerospace/Defense: 0.3%
$2,960,000	C	United Technologies Corp., 6.125%, due 02/01/19	$3,172,880
			3,172,880
		Agriculture: 1.2%
3,749,000		Altria Group, Inc., 9.700%, due 11/10/18	4,058,547
3,750,000		Altria Group, Inc., 9.950%, due 11/10/38	4,093,399
2,285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	2,269,268
2,202,000		Philip Morris International, Inc., 6.375%, due 05/16/38	2,297,970
			12,719,184
		Airlines: 0.3%
4,243,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	3,564,120
			3,564,120
		Banks: 6.8%
3,240,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.588%, due 12/31/49	1,260,687
3,070,000	C, S	BAC Capital Trust XIV, 5.630%, due 12/31/49	1,230,732
6,692,000	C	Bank of America Corp., 8.000%, due 12/01/49	4,820,381
1,280,000	@@, C	Bank of Ireland, 1.750%, due 12/29/49	652,800
570,000	@@, C, L	Bank of Scotland PLC, 2.750%, due 12/31/49	200,031
1,500,000	@@, C, S	Barclays Bank PLC, 3.250%, due 12/31/49	877,641
730,000	@@, C, S	Barclays Bank PLC, 3.313%, due 08/29/49	378,963
1,304,000	@@, #, C, S	Barclays Bank PLC, 5.926%, due 09/29/49	480,070
3,817,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	3,372,911
565,000	@@, C	Barclays O/S Inv, 2.875%, due 04/11/49	325,922
2,300,000	@@, C	BNP Paribas, 3.998%, due 09/29/49	1,047,225
2,778,000		Citigroup, Inc., 5.000%, due 09/15/14	2,446,407
8,836,000	C	Citigroup, Inc., 8.400%, due 04/29/49	5,845,369
1,100,000	@@, #, C, S	Danske Bank A/S, 5.914%, due 12/29/49	581,559
690,000	@@, C	Den Norske Bank ASA, 2.500%, due 11/29/49	331,476
2,986,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,183,907
2,158,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	1,787,178
1,299,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	1,197,414
3,866,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	3,690,924
3,370,000	@@, C, S	Hongkong & Shanghai Banking Corp., Ltd., 3.813%, due 07/29/49	1,819,800
3,770,000	@@, C	HSBC Bank PLC, 1.913%, due 06/29/49	2,035,800
2,550,000	@@	HSBC Bank PLC, 3.438%, due 06/29/49	1,364,250
5,119,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	4,269,379
1,812,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	1,810,422
2,630,000	@@, C, L	Lloyds TSB Bank PLC, 2.141%, due 11/29/49	1,409,254
2,100,000	@@, C, S	Lloyds TSB Bank PLC, 2.375%, due 11/29/49	1,073,732
2,570,000	@@, C, S	Lloyds TSB Bank PLC, 3.218%, due 08/29/49	1,376,677
565,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	540,665
1,025,000	S	Morgan Stanley, 6.000%, due 04/28/15	885,412
4,077,000	C	Morgan Stanley, 6.750%, due 04/15/11	4,013,542
7,882,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	7,369,339
340,000	@@, C, L	National Westminster Bank PLC, 2.438%, due 11/29/49	175,100
590,000	@@, C, S	National Westminster Bank PLC, 3.313%, due 08/29/49	301,852
2,000,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	1,481,528
2,099,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,111,490
1,803,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	721,470
4,650,000	@@, C, S	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	2,951,597
1,190,000	@@, C	Societe Generale, 2.625%, due 11/29/49	722,016
191,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	147,679
1,325,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	715,912
1,885,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,051,947
2,560,000		Wachovia Corp., 7.980%, due 02/08/49	2,187,988
1,420,000	@@, C	Westpac Banking Corp., 4.056%, due 09/30/49	743,898
1,269,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	646,440
			73,638,786
		Beverages: 0.2%
1,410,000	#, C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	1,393,121
598,000	#, C, S	Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	597,552
			1,990,673
		Chemicals: 0.3%
1,570,000	Z	Stauffer Chemical, 10.490%, due 04/15/17	834,117
1,280,000	Z	Stauffer Chemical, 10.950%, due 04/15/18	630,006
760,000	Z	Stauffer Chemical, 16.970%, due 04/15/10	621,114
1,995,000		Union Carbide Corp., 7.750%, due 10/01/96	1,177,399
			3,262,636
		Computers: 0.9%
3,053,000	C, S	International Business Machines Corp., 7.625%, due 10/15/18	3,667,694
2,811,000	C, S	International Business Machines Corp., 8.000%, due 10/15/38	3,754,723
1,851,000	C, S	Lexmark International, Inc., 5.900%, due 06/01/13	1,460,515
1,556,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	1,227,956
			10,110,888
		Diversified Financial Services: 3.6%
7,208,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	4,419,571
2,300,000	S	American Express Co., 7.000%, due 03/19/18	2,329,546
1,850,000	S	American Express Co., 8.150%, due 03/19/38	2,127,892

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Diversified Financial Services (continued)
	$1,374,000	@@, C, S	BNP Paribas, 1.625%, due 12/31/49	$773,039
	2,580,000		Caterpillar Financial Services Corp., 5.450%, due 04/15/18	2,419,911
	1,277,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	1,051,073
	2,261,000		Countrywide Financial Corp., 5.800%, due 06/07/12	2,205,370
	1,310,000	@@, C	Financiere CSFB NV, 2.813%, due 03/29/49	858,050
	2,324,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	1,692,888
	2,892,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,840,583
	1,963,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	568,220
	4,385,000		International Lease Finance Corp., 6.625%, due 11/15/13	2,957,336
	3,178,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,179,322
	3,961,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	4,643,429
DKK	27	@@, I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	5
	$4,049,551	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	2,875,181
	2,857,810	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	2,029,045
	274,931	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	269,498
	13,479,689	#, Z	Toll Road Investors Partnership II LP, 20.460%, due 02/15/45	1,586,249
	1,583,000	#, C	Twin Reefs Pass-through Trust, 1.406%, due 12/10/49	17,809
				38,844,017
			Electric: 1.8%
	243,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	237,004
	5,312,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	5,037,805
	1,571,000	C, S	DTE Energy Co., 7.050%, due 06/01/11	1,554,814
	517,344	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	560,358
	1,153,000	C	Nevada Power Co., 6.750%, due 07/01/37	1,034,594
	3,977,000	C	NorthWestern Corp., 5.875%, due 11/01/14	3,671,805
	1,713,000	#, C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	1,645,602
	2,318,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	2,209,026
	1,949,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	1,859,346
	1,764,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	1,619,929
				19,430,283
			Energy - Alternate Sources: 0.2%
	2,200,000		Greater Ohio Ethanol, LLC, 2.630%, due 12/31/13	—
	1,800,000	S	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
	1,653,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	1,510,961
	1,195,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	1,143,506
				2,654,467
			Food: 0.8%
	3,121,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	3,063,502
	1,246,000		Kraft Foods, Inc., 6.125%, due 08/23/18	1,230,606
	732,000		Kraft Foods, Inc., 6.500%, due 08/11/17	736,964
	693,000		Kraft Foods, Inc., 6.875%, due 02/01/38	694,689
	1,477,000		Kraft Foods, Inc., 7.000%, due 08/11/37	1,503,559
	1,084,000	C	Safeway, Inc., 6.250%, due 03/15/14	1,090,814
				8,320,134
			Forest Products & Paper: 0.4%
	581,000	C	International Paper Co., 7.400%, due 06/15/14	476,753
	2,841,000	C	International Paper Co., 7.950%, due 06/15/18	2,248,836
	2,016,000	C	International Paper Co., 8.700%, due 06/15/38	1,411,629
				4,137,218
			Gas: 0.2%
	5,624,000	C	Southern Union Co., 7.200%, due 11/01/66	1,968,400
				1,968,400
			Insurance: 1.0%
	4,313,000	@@, C, S	Aegon NV, 4.567%, due 12/31/49	1,186,075
	3,058,000		American International Group, Inc., 5.850%, due 01/16/18	2,052,945
	2,207,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	1,387,344
	1,191,000	C, S	Metlife, Inc., 6.375%, due 06/15/34	988,709
	817,000	#, C	Nationwide Mutual Insurance, 5.810%, due 12/15/24	353,692
	886,000		Prudential Financial, Inc., 5.700%, due 12/14/36	553,659
	1,562,000		Prudential Financial, Inc., 6.000%, due 12/01/17	1,255,061
	2,894,000		Prudential Financial, Inc., 6.625%, due 12/01/37	1,978,058
	3,238,000	@@, #, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	1,295,200
	867,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	199,588
				11,250,331
			Machinery - Construction & Mining: 0.1%
	1,059,000	C	Caterpillar, Inc., 8.250%, due 12/15/38	1,309,398
				1,309,398
			Media: 3.1%
	1,215,000	C, S	Comcast Corp., 5.700%, due 05/15/18	1,141,454
	1,664,000	C	Comcast Corp., 5.850%, due 11/15/15	1,576,144
	769,000	C	Comcast Corp., 5.900%, due 03/15/16	735,307
	1,393,000	C	Comcast Corp., 6.300%, due 11/15/17	1,358,341
	830,000	C, S	Comcast Corp., 6.400%, due 05/15/38	830,790
	1,254,000	C, S	Comcast Corp., 6.500%, due 01/15/17	1,240,502
	811,000	C, S	Comcast Corp., 6.950%, due 08/15/37	856,750
	3,849,000	#, C, S	COX Communications, Inc., 6.250%, due 06/01/18	3,422,177
	1,416,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	1,284,561
	1,255,000	#, C, S	Cox Enterprises, Inc., 7.375%, due 07/15/27	1,190,826
	1,971,000	C	News America, Inc., 6.150%, due 03/01/37	1,844,905
	1,598,000	C	News America, Inc., 6.650%, due 11/15/37	1,586,669
	2,452,000	C, S	Time Warner Cable, Inc., 6.750%, due 07/01/18	2,364,849
	722,000	C, S	Time Warner Cable, Inc., 7.300%, due 07/01/38	752,381
	4,414,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	4,807,663
	648,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	655,620

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$2,921,000	C	Time Warner, Inc., 5.500%, due 11/15/11	$2,746,383
2,656,000	C	Time Warner, Inc., 7.700%, due 05/01/32	2,666,449
4,088,000	C	Viacom, Inc., 6.875%, due 04/30/36	3,239,229
			34,301,000
		Miscellaneous Manufacturing: 0.3%
3,321,000	S	General Electric Co., 5.250%, due 12/06/17	3,316,699
			3,316,699
		Pipelines: 0.9%
3,909,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	3,940,323
2,778,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	2,867,102
906,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	821,681
1,684,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	1,295,902
1,262,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,153,671
			10,078,679
		Real Estate: 0.2%
480,000	C	Liberty Property LP, 6.375%, due 08/15/12	368,420
1,719,000	C	Liberty Property LP, 7.750%, due 04/15/09	1,698,721
			2,067,141
		Retail: 0.5%
1,205,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	1,136,317
2,084,781	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	1,270,926
1,766,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	1,527,179
2,866,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	2,130,398
			6,064,820
		Software: 0.3%
1,605,000	C	Oracle Corp., 5.250%, due 01/15/16	1,636,453
1,216,000	C	Oracle Corp., 5.750%, due 04/15/18	1,274,184
			2,910,637
		Telecommunications: 3.3%
3,844,000	C	AT&T, Inc., 6.700%, due 11/15/13	4,076,254
2,479,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	1,947,128
725,000	@@, C	British Telecommunications PLC, 5.150%, due 01/15/13	691,249
3,556,000	@@, C, S	British Telecommunications PLC, 5.950%, due 01/15/18	3,098,773
686,000	@@, C, S	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	679,211
701,000	@@, C	Deutsche Telekom International Finance BV, 6.750%, due 08/20/18	712,070
1,466,000	C	Embarq Corp., 6.738%, due 06/01/13	1,239,896
357,000	C, S	Embarq Corp., 7.995%, due 06/01/36	241,476
823,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	1,036,159
3,559,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	2,121,904
1,251,000	@@, C	Telefonica Emisones SAU, 5.855%, due 02/04/13	1,217,117
2,022,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	2,021,444
492,000	@@, C	Telefonica Emisones SAU, 7.045%, due 06/20/36	538,740
7,178,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	9,300,391
3,914,000	#, C, S	Verizon Wireless, 8.500%, due 11/15/18	4,593,874
766,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	722,916
1,959,000	@@, C	Vodafone Group PLC, 5.750%, due 03/15/16	1,872,735
			36,111,337
		Transportation: 2.0%
502,000	C, S	Burlington Northern Santa Fe Corp., 5.750%, due 03/15/18	484,767
1,205,000	C, S	Burlington Northern Santa Fe Corp., 6.150%, due 05/01/37	1,113,380
937,000	C, S	Burlington Northern Santa Fe Corp., 6.200%, due 08/15/36	866,745
1,958,000	C, S	CSX Corp., 6.250%, due 04/01/15	1,924,438
2,208,000	C, S	CSX Corp., 6.250%, due 03/15/18	2,034,305
3,200,000	C, S	CSX Corp., 7.450%, due 04/01/38	3,051,782
401,000	C	Norfolk Southern Corp., 5.750%, due 04/01/18	390,881
502,000	C	Norfolk Southern Corp., 7.050%, due 05/01/37	526,600
867,000	C	Norfolk Southern Corp., 7.250%, due 02/15/31	905,484
2,482,000	C	Norfolk Southern Corp., 7.700%, due 05/15/17	2,664,618
1,916,000	C	Union Pacific Corp., 5.700%, due 08/15/18	1,847,951
2,164,000	C	Union Pacific Corp., 6.625%, due 02/01/29	2,054,244
3,076,000	C, S	Union Pacific Corp., 7.875%, due 01/15/19	3,520,362
			21,385,557
		Total Corporate Bonds/Notes
		(Cost $357,071,178)	312,609,285
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.5%
		Federal Home Loan Mortgage Corporation##: 17.2%
7,092,222	C, S	1.545%, due 02/15/32-05/15/33	6,583,476
616,272	C, S	1.845%, due 04/15/32	600,927
3,488,000	C, S	4.500%, due 02/15/20	3,455,696
37,215,958	C, S	5.000%, due 08/15/16-02/15/35	37,796,137
531,055	S	5.015%, due 04/01/35	540,559
33,744,319	C, S	5.500%, due 08/15/20-08/15/33	34,444,110
95,138,000	W	5.500%, due 02/12/37	97,085,380
6,151,770	C, S	6.000%, due 01/15/29	6,369,770
75,197	S	6.000%, due 12/01/28-01/01/29	78,020
47,149	S	6.500%, due 01/01/24	49,517
97,253	S	7.000%, due 11/01/31-03/01/32	102,234
6,708	S	7.500%, due 11/01/28	7,087
			187,112,913
		Federal National Mortgage Association##: 16.7%
145,205	S	0.821%, due 08/25/33	140,337
337,583	S	0.921%, due 10/25/33	324,229
291,039	C, S	1.021%, due 01/25/32	287,949

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$260,833	S	1.284%, due 04/18/28	$253,516
7,892,300	S	5.000%, due 02/25/29-10/01/35	8,040,081
84,231,000	W	5.000%, due 01/12/36	86,007,769
1,037,130	S	5.027%, due 07/01/35	1,057,470
686,256	S	5.229%, due 08/01/35	700,046
16,283,784	S	5.500%, due 02/01/18-06/01/37	16,183,175
14,009,000	W	5.500%, due 02/01/38	14,317,632
5,000,000		6.000%, due 02/12/37	5,132,030
15,306,645	S	6.000%, due 08/01/16-08/01/38	15,827,154
30,000,000		6.500%, due 02/12/37	31,054,680
1,418,480	S	6.500%, due 01/01/23-05/01/37	1,480,922
2,128,966	S, ^	6.724%, due 02/17/29	307,513
346,757	S	7.000%, due 12/01/27-03/01/32	367,021
828,032	C, S	7.500%, due 12/25/41-01/25/48	864,059
102,170	S	7.500%, due 10/01/30-02/01/32	108,251
			182,453,834
		Government National Mortgage Association: 6.6%
5,035	S	5.375%, due 04/20/28	5,028
27,450,000	W	5.500%, due 02/15/35	28,149,124
41,951,000	W	6.000%, due 02/15/34	43,137,416
211,345	S	6.500%, due 02/15/26-09/15/32	222,167
105,466	S	7.000%, due 04/15/26-05/15/32	111,584
611,570	C, S, ^	7.210%, due 06/16/31	79,297
150,970	S	7.500%, due 12/15/22-05/15/32	160,112
			71,864,728
		Total U.S. Government Agency Obligations
		(Cost $437,120,130)	441,431,475
U.S. TREASURY OBLIGATIONS: 14.2%
		U.S. Treasury Bonds: 5.6%
19,459,000	L	3.750%, due 11/15/18	22,034,262
27,586,000	S	4.375%, due 02/15/38	36,956,633
1,810,000	L	4.500%, due 05/15/38	2,470,934
			61,461,829
		U.S. Treasury Notes: 6.1%
25,136,000	L	1.125%, due 12/15/11	25,255,798
10,785,000	L	1.250%, due 11/30/10	10,904,207
29,292,000	L	2.000%, due 11/30/13	30,060,944
			66,220,949
		Treasury Inflation Indexed Protected Securities(ip): 2.5%
14,719,460	S	1.375%, due 07/15/18	13,711,377
13,748,112	S	2.375%, due 04/15/11	13,431,273
			27,142,650
		Total U.S. Treasury Obligations
		(Cost $151,273,719)	154,825,428
ASSET-BACKED SECURITIES: 2.3%
		Credit Card Asset-Backed Securities: 0.1%
1,685,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	1,360,112
			1,360,112
		Home Equity Asset-Backed Securities: 0.9%
316,908	C, S	Freddie Mac Structured Pass-through Securities, 0.721%, due 05/25/31	206,782
76,362	C, S	Freddie Mac Structured Pass-through Securities, 0.771%, due 01/25/32	68,558
352,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	102,138
4,165,029	C, S	GSAA Trust, 5.242%, due 06/25/34	3,985,346
1,384,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	643,119
40,848	C, S	Merrill Lynch Mortgage Investors Trust, 0.831%, due 07/25/34	29,004
1,034,268	C, S	Morgan Stanley Capital, Inc., 1.671%, due 06/25/33	655,453
3,905,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	2,132,115
134,325	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	130,146
81,589	C, S	Residential Asset Securities Corp., 1.071%, due 06/25/32	40,145
1,411,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	1,032,074
626,015	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	617,251
			9,642,131
		Other Asset-Backed Securities: 1.3%
30,018	C, S	Amortizing Residential Collateral Trust, 0.721%, due 05/25/32	15,581
1,151,423	C, S	Bear Stearns Asset-Backed Securities, Inc., 0.851%, due 06/25/36	848,029
195,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	183,650
189,336	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.771%, due 07/25/33	163,826
52,033	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	50,244
402,290	C, S	CNH Equipment Trust, 1.235%, due 06/15/12	391,484
2,459,861	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	2,190,510
2,010,382	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,671,516
1,456,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,134,087
1,188,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	701,477
1,110,054	C, S	Equity One, Inc., 5.050%, due 09/25/33	842,744
388,210	C, S	Fannie Mae, 0.611%, due 04/25/35	353,055
1,904,329	@@, #, C, S	Franklin CLO Ltd., 2.075%, due 09/20/15	1,708,373
2,720,000	#, C, S, I	Hudson Mezzanine Funding, 2.189%, due 06/12/42	1,360
922,669	C, S	Lehman XS Trust, 0.751%, due 08/25/35	436,918
614,234	@@, #, C, S	Liberty Square CDO Ltd., 4.846%, due 04/15/13	476,799
519,098	C, S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	362,471
147,278	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	142,331

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$339,107	C, S	Residential Asset Mortgage Products, Inc., 0.741%, due 07/25/35	$293,217
5,701	C, S	Residential Asset Mortgage Products, Inc., 1.091%, due 06/25/33	4,655
1,190,579	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	884,720
1,375,000	@@, #, C, S	TCW Select Loan Fund Ltd., Inc., 5.150%, due 10/10/13	1,127,500
			13,984,547
		Total Asset-Backed Securities
		(Cost $34,619,187)	24,986,790
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.0%
290,713	C, S	ABN Amro Mortgage Corp., 0.971%, due 03/25/18	193,332
520,084	C, S	American Home Mortgage Assets, 3.046%, due 02/25/47	86,996
3,834,110	C, S	American Home Mortgage Assets, 3.176%, due 11/25/46	1,304,716
2,195,018	C, S	American Home Mortgage Assets, 3.256%, due 09/25/46	546,261
4,579,150	C, S	American Home Mortgage Investment Trust, 0.761%, due 11/25/45	2,200,320
5,700,126	C, S	American Home Mortgage Investment Trust, 0.851%, due 11/25/45	1,454,502
4,169,845	C, S	Banc of America Alternative Loan Trust, 6.279%, due 11/25/21	2,876,205
3,233,282	C, S	Banc of America Alternative Loan Trust, 6.475%, due 04/25/37	1,583,629
58,475,671	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.291%, due 01/15/49	652,121
314,590	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	304,607
110,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	101,788
1,671,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,537,964
37,346	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	34,960
1,158,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,079,900
1,108,607	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,066,686
104,981	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	98,584
2,300,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	1,901,615
1,470,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	310,662
290,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	278,172
4,133,261	C, S	Banc of America Funding Corp., 0.718%, due 06/20/47	1,915,759
4,979,277	C, S	Banc of America Funding Corp., 5.257%, due 09/20/35	2,751,025
8,008,823	C, S	Banc of America Funding Corp., 5.650%, due 06/20/37	5,497,446
2,275,658	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	1,737,191
1,380,549	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	753,951
2,368,060	C, S	Banc of America Mortgage Securities, Inc., 5.172%, due 09/25/35	1,766,823
812,585	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	740,605
807,657	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	712,451
1,371,350	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,113,414
769,884	C, S	Bear Stearns Alternative-A Trust, 0.791%, due 07/25/34	408,495
696,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	619,680
129,294	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	124,726
2,537,000	#, C, S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	558,073
1,687,631	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,684,019
4,741,677	C, S	Chase Mortgage Finance Corp., 5.408%, due 12/25/35	3,332,891
2,699,946	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	2,284,892
218,394	C, S	Citicorp Mortgage Securities, Inc., 0.921%, due 03/25/33	162,373
952,063	C, S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	744,234
1,284,361	C, S	Citigroup Mortgage Loan Trust, Inc., 5.723%, due 08/25/47	676,329
3,157,404	C, S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	2,036,167
5,094,964	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	3,188,983
8,840,968	C, S	Citigroup Mortgage Loan Trust, Inc., 6.056%, due 08/25/36	5,792,417
6,667,000	C, S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	4,674,970
6,667,000	C, S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	5,048,378
43,109	C, S	Countrywide Alternative Loan Trust, 0.771%, due 02/25/35	42,316
51,923	C, S	Countrywide Alternative Loan Trust, 0.871%, due 02/25/33	41,858
502,748	C, S	Countrywide Alternative Loan Trust, 1.021%, due 04/25/33	400,517
2,583,029	C, S	Countrywide Alternative Loan Trust, 3.136%, due 11/25/46	638,042
6,630,500	C, S	Countrywide Alternative Loan Trust, 5.403%, due 10/25/35	4,025,035
2,586,234	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,750,792
1,278,570	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.791%, due 04/25/35	281,536
417,391	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.971%, due 04/25/18	284,936
1,700,367	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	1,120,537
398,618	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	272,177
377,270	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	345,463
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	867,466
45,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.695%, due 04/15/62	45,252
7,031,237	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	3,330,933
943,889	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	941,875
2,000,000	S	Fannie Mae, 5.000%, due 05/25/32	2,014,542
4,569,232	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	3,092,749
923,000	C, S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	704,090
466,725	C, S	First Horizon Mortgage Pass-through Trust, 5.395%, due 10/25/35	349,888
1,621,690	C, S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	1,205,258
53,577,903	C, S, ^	GE Capital Commercial Mortgage Corp., 0.502%, due 06/10/48	527,255
698,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	672,459
483,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	447,371
214,480	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	209,318
1,515,565	C, S	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	1,177,286
3,276,065	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	2,884,700
1,790,665	C, S	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	1,144,628
75,957	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	67,718
46,165,693	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	537,876
2,544,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,312,948
1,693,000	C, S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,293,749

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,393,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	$252,587
705,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	126,204
564,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	84,559
2,821,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	2,246,188
1,949,000	C, S	GS Mortgage Securities Corp. II, 5.628%, due 04/10/38	379,511
530,408	#, C, S	GSMPS Mortgage Loan Trust, 0.821%, due 01/25/35	422,430
510,906	C, S	GSR Mortgage Loan Trust, 0.971%, due 06/25/35	339,428
1,260,420	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,034,975
2,567,661	C, S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	2,007,057
532,716	C, S	Harborview Mortgage Loan Trust, 0.931%, due 01/19/35	269,767
294,597	C, S	Homebanc Mortgage Trust, 1.331%, due 08/25/29	184,289
224,146	C, S	JPMorgan Alternative Loan Trust, 5.505%, due 01/25/36	130,691
152,544,070	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.038%, due 01/12/43	120,815
242,100	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	232,333
1,755,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,697,742
858,037	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	799,722
843,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	691,165
433,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	129,639
1,306,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	1,019,792
866,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	220,390
139,905	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	135,847
1,388,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	1,190,131
9,731,907	C, S	JPMorgan Mortgage Trust, 5.400%, due 11/25/35	7,360,396
11,930,561	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.486%, due 02/15/40	229,525
911,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	885,982
225,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	208,926
695,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	632,733
1,065,778	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	1,013,008
526,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	172,819
520,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	481,554
1,010,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	919,188
1,529,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	1,383,825
1,845,000	C, S	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	512,874
2,116,000	C, S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	1,654,517
2,747,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	1,976,122
1,014,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	176,885
721,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	130,016
1,442,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	253,258
2,865,000	C, S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41	2,090,750
6,629,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	6,459,083
4,622,276	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,622,601
1,535,217	C, S	Luminent Mortgage Trust, 0.671%, due 10/25/46	631,548
1,618,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	874,295
19,372	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	15,283
228,849	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	213,880
657,404	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	590,167
1,239,322	C, S	MASTR Reperforming Loan Trust, 0.831%, due 07/25/35	1,033,463
34,139,835	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.154%, due 11/12/35	113,426
43,853,091	S, ^	Merrill Lynch Mortgage Trust, 0.215%, due 10/12/41	473,780
981,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	900,516
8,155,375	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.541%, due 08/12/48	163,205
625,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	110,504
696,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	119,834
776,394	C, S	MLCC Mortgage Investors, Inc., 0.701%, due 04/25/29	526,311
493,447	C, S	MLCC Mortgage Investors, Inc., 0.791%, due 10/25/28	363,272
267,921	C, S	MLCC Mortgage Investors, Inc., 0.791%, due 01/25/29	213,146
3,910,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	3,274,929
9,901	C, S	Morgan Stanley Capital I, 7.020%, due 03/15/32	9,871
395,344	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	360,324
1,621,000	C, S	New York Mortgage Trust, Inc., 5.652%, due 05/25/36	1,051,733
1,038,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,019,257
202,741	C, S	Prime Mortgage Trust, 0.971%, due 02/25/35	115,150
1,863,039	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,775,483
4,830,150	C, S	RAAC Series, 5.250%, due 09/25/34	3,552,125
1,634,523	C, S	Residential Accredit Loans, Inc., 0.711%, due 04/25/46	344,741
6,815,463	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	4,959,028
385,125	C, S	Residential Funding Mortgage Sec I, 0.871%, due 11/25/17	267,198
354,672	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	354,093
360,942	C, S	Sequoia Mortgage Trust, 0.778%, due 01/20/35	190,717
494,066	C, S	Structured Adjustable Rate Mortgage Loan Trust, 0.781%, due 07/25/35	229,644
755,913	C, S	Structured Asset Mortgage Investments, Inc., 0.821%, due 04/19/35	400,807
2,761,458	C, S	Structured Asset Mortgage Investments, Inc., 4.762%, due 12/27/35	1,696,859
525,884	C, S	Thornburg Mortgage Securities Trust, 0.821%, due 12/25/33	410,498
1,703,719	C, S	Thornburg Mortgage Securities Trust, 0.841%, due 09/25/44	1,371,286
5,511,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.209%, due 10/15/44	1,456,571
200,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.243%, due 07/15/42	186,915
405,425	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.781%, due 01/25/45	209,053
426,926	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.791%, due 08/25/45	231,762
875,446	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.871%, due 08/25/45	301,159
592,388	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.971%, due 01/25/18	412,472
451,215	C, S	Washington Mutual Mortgage Pass-through Certificates, 1.858%, due 06/25/44	258,996
447,874	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.956%, due 02/25/47	166,858
1,548,456	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.956%, due 03/25/47	577,669
4,311,991	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.006%, due 06/25/47	1,891,324

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,545,148	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.006%, due 06/25/47	$722,749
317,146	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.016%, due 04/25/47	90,965
459,862	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.026%, due 04/25/47	202,514
4,319,758	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.026%, due 05/25/47	1,904,497
2,671,464	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.026%, due 05/25/47	771,882
2,835,698	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.066%, due 07/25/47	1,158,495
4,177,859	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.066%, due 07/25/47	1,210,080
2,093,494	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.096%, due 11/25/46	775,929
1,292,759	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.216%, due 09/25/46	488,321
135,626	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.226%, due 06/25/46	51,161
5,221,139	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.246%, due 06/25/46	1,997,269
757,547	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.756%, due 11/25/46	151,509
2,028,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.792%, due 06/25/34	1,939,132
711,824	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.625%, due 10/25/46	332,859
89,196	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	84,532
3,133,573	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.489%, due 01/25/37	2,065,574
437,856	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.489%, due 01/25/37	165,932
5,689,958	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.658%, due 06/25/37	2,958,448
2,989,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.812%, due 10/25/36	1,645,071
352,164	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.814%, due 06/25/37	198,390
2,420,143	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.859%, due 07/25/37	1,224,600
3,372,803	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.869%, due 07/25/37	1,747,038
794,196	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.895%, due 07/25/37	406,233
1,476,164	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,153,069
3,298,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.622%, due 06/25/35	3,213,032
2,116,796	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	1,898,010
1,865,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.787%, due 07/25/34	1,410,078
1,826,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.787%, due 07/25/34	1,312,539
1,688,596	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.888%, due 08/25/34	1,227,155
4,106,765	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.113%, due 03/25/36	3,082,869
5,751,655	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	4,069,725
3,369,786	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.629%, due 12/25/36	2,193,707
3,211,328	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.922%, due 11/25/36	2,100,572
2,867,490	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.938%, due 10/25/36	1,979,502
4,250,821	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	2,837,583
3,357,195	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	2,171,265

		Total Collateralized Mortgage Obligations
		(Cost $345,456,828)	228,209,644
MUNICIPAL BONDS: 1.1%
		California: 0.2%
2,693,000	C, S	City of San Diego, 7.125%, due 06/01/32	1,765,827
			1,765,827
		Florida: 0.1%
1,470,000	C	Florida State Board of Education, 4.750%, due 06/01/35	1,267,978
			1,267,978
		Lousiana: 0.3%
2,933,000	C	State of Louisiana, 5.000%, due 10/15/17	3,138,926
			3,138,926
		Michigan: 0.2%
3,835,000	S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	2,492,942
			2,492,942
		Washington: 0.3%
3,276,000	C	State of Washington, 5.000%, due 01/01/33	3,147,712
			3,147,712
		Total Municipal Bonds
		(Cost $14,322,810)	11,813,385

Shares			Value
PREFERRED STOCK: 0.5%
		Diversified Financial Services: 0.2%
3,450	#, P	Zurich RegCaPS Funding Trust	$2,563,781
			2,563,781
		Insurance: 0.3%
57,053	@@, P, S	Aegon NV	511,765
148,632	@@, P, S	Aegon NV	1,461,053
340,840	@@, P, S	XL Capital, Ltd.	852,100
			2,824,918
		Total Preferred Stock
		(Cost $14,556,848)	5,388,699
		Total Long-Term Investments
		(Cost $1,354,420,700)	1,179,264,706
SHORT-TERM INVESTMENTS: 24.3%
		Affiliated Mutual Fund: 15.5%
168,717,000	S	ING Institutional Prime Money Market Fund - Class I	$168,717,000

		Total Mutual Fund
		(Cost $168,717,000)	168,717,000

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.5%
$5,309,000	S	Morgan Stanley Repurchase Agreement dated 12/31/08, 0.030%, due 01/02/09, $5,309,009 to be received upon repurchase (Collateralized by $5,400,000 Federal Farm Credit Bank, 3.450%-4.830%, Market Value plus accrued interest $5,419,496, due 12/24/12-04/14/15)		$5,309,000
		Total Repurchase Agreement
		(Cost $5,309,000)		5,309,000
		Securities Lending Collateral(cc): 8.3%
91,597,021		Bank of New York Mellon Corp. Institutional Cash Reserves		90,931,050
		Total Securities Lending Collateral
		(Cost $91,597,021)		90,931,050
		Total Short-Term Investments
		(Cost $265,623,021)		264,957,050
		Total Investments in Securities
		(Cost $1,620,043,721) *	132.6%	$1,444,221,756
		Other Assets and Liabilities — Net	(32.6)	(355,265,046)
		Net Assets	100.0%	$1,088,956,710

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at December 31, 2008.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	DKK	Danish Krone
	*	Cost for federal income tax purposes is $1,620,413,429.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$26,428,327
		Gross Unrealized Depreciation		(202,620,000)
		Net Unrealized Depreciation		$(176,191,673)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$168,717,000	$(6,373,467)
Level 2- Other Significant Observable Inputs	1,259,680,570	16,885,460
Level 3- Significant Unobservable Inputs	15,824,186	645,826
Total	$1,444,221,756	$11,157,819

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$45,651,619	$355,421
Net Purchases/(Sales)	(8,351,731)	(1,326,234)
Accrued Discounts/(Premiums)	175,438	(71,790)
Total Realized Gain/(Loss)	(191,502)	393,102
Total Unrealized Appreciation/(Depreciation)	(12,283,019)	1,740,068
Net Transfers In/(Out) of Level 3	(9,176,619)	(444,741)
Balance at 12/31/08	$15,824,186	$645,826

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

At December 31, 2008 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
Colombian Peso
COP	13,997,875,203	BUY	1/8/09	6,051,827	6,216,764	$164,937
Indonesian Rupiah
IDR	31,659,319,981	BUY	1/8/09	2,949,168	2,890,559	(58,609)
Russian Ruble
RUB	86,400,000	BUY	1/13/09	3,008,357	2,767,513	(240,844)
Russian Ruble
RUB	86,550,000	BUY	1/13/09	3,012,918	2,772,317	(240,601)
						$(375,117)

Colombian Peso
COP	7,568,227,922	SELL	1/8/09	3,264,841	3,361,217	$(96,376)
Colombian Peso
COP	6,429,647,280	SELL	1/8/09	2,786,775	2,855,548	(68,773)
Indonesian Rupiah
IDR	31,659,319,945	SELL	1/8/09	2,324,473	2,890,559	(566,086)
Russian Ruble
RUB	86,550,000	SELL	1/13/09	2,901,442	2,772,317	129,125
Russian Ruble
RUB	86,400,000	SELL	1/13/09	2,893,503	2,767,513	125,990
						$(476,120)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2008

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Appreciation/(Depreciation)
Long Contracts
Euro-Bund	163	03/06/09	$253,812
Euro-Schatz	738	03/06/09	635,440
Long Gilt	249	03/27/09	2,847,876
U.S. Treasury 2-Year Note	84	03/31/09	140,833
			$3,877,961

Short Contracts
U.S. Treasury 5-Year Note	98	03/31/09	$(16,870)
U.S. Treasury 10-Year Note	374	03/20/09	(2,693,361)
U.S. Treasury Long Bond	614	03/20/09	(7,541,197)
			$(10,251,428)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2008:

Credit Default Swaps - Buy Protection (1)

								UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	2,135,000	$178,585	$—	$178,585
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	1,972,000	269,687	—	269,687
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(2.050)	12/20/13	USD	5,332,000	(220,229)	—	(220,229)
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	5,781,000	52,995	—	52,995
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	4,900,000	41,635	—	41,635
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	2,744,000	183,241	—	183,241
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	574,000	26,569	—	26,569
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,294,000	59,895	—	59,895
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	29,940,000	4,718,773	(77,388)	4,796,161
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	5,116,000	806,321	64,276	742,045
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	5,761,000	907,978	71,679	836,299
Barclays Bank PLC	CDX.EM.10 Index	Buy	(3.350)	12/20/13	USD	654,000	98,728	143,257	(44,529)
Barclays Bank PLC	CDX.EM.10 Index	Buy	(3.350)	12/20/13	USD	13,063,000	1,971,984	3,098,890	(1,126,906)
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	12,909,552	304,973	451,819	(146,846)
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	6,120,496	144,589	(122,432)	267,021
Barclays Bank PLC	CDX.NA.IG.11 Index	Buy	(1.500)	12/20/13	USD	6,665,000	139,968	316,950	(176,982)
Goldman Sachs International	CDX.NA.IG.11 Index	Buy	(1.500)	12/20/13	USD	7,165,000	150,468	228,582	(78,114)
Citibank N.A., New York	Darden Restaurants Inc. 6.000%, 08/15/35	Buy	(1.650)	06/20/13	USD	500,000	21,225	—	21,225
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	2,241,000	157,050	—	157,050
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	632,000	47,530	—	47,530
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	624,000	57,046	—	57,046
Citibank N.A., New York	Devon Energy Corp. 7.950%, 04/15/32	Buy	(1.150)	12/20/13	USD	2,529,000	(92)	—	(92)
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	161,135	—	161,135
Citibank N.A., New York	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.220)	12/20/13	USD	2,510,000	282,831	—	282,831
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	3,460,000	381,333	—	381,333
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	1,456,000	(11,140)	—	(11,140)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08*	Buy	(1.190)	06/20/13	USD	651,000	(4,706)	—	(4,706)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08*	Buy	(0.850)	06/20/13	USD	645,000	4,580	—	4,580
Goldman Sachs International	Halliburton Co. 5.500%, 10/15/10	Buy	(0.820)	12/20/13	USD	3,026,000	21,787	—	21,787
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	2,135,000	174,902	—	174,902
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	5,121,000	1,061,010	—	1,061,010
Citibank N.A., New York	International Paper Co. 5.300%, 04/01/15	Buy	(3.950)	12/20/13	USD	3,250,000	160,336	—	160,336
Citibank N.A., New York	International Paper Co. 5.300%, 04/01/15	Buy	(4.100)	12/20/13	USD	1,277,000	55,475	—	55,475
Goldman Sachs International	International Paper Co. 5.300%, 04/01/15	Buy	(3.700)	12/20/13	USD	1,428,000	84,495	—	84,495
Goldman Sachs International	International Paper Co. 5.850%, 10/30/12	Buy	(1.900)	12/20/13	USD	3,034,000	394,394	—	394,394
Barclays Bank PLC	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.613)	12/20/12	USD	4,050,377	645,826	—	645,826
Goldman Sachs International	Liberty Mutual Insurance 7.875%, 10/15/26	Buy	(3.150)	12/20/13	USD	1,808,000	(54,234)	—	(54,234)
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	700,000	143,027	—	143,027
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,363,000	333,253	—	333,253
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	1,255,000	303,860	—	303,860
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	1,062,000	253,845	—	253,845
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(5.350)	09/20/13	USD	2,631,000	459,898	—	459,898
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,434,000	350,613	—	350,613
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	2,682,000	348,470	—	348,470
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	2,298,000	274,710	—	274,710
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	641,000	151,038	204,526	(53,488)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,311,000	308,909	401,469	(92,560)
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	2,539,000	598,260	798,719	(200,459)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	9,443,000	2,225,037	1,573,698	651,339
Goldman Sachs International	MeadWestvaco Corp. 6.850%, 04/01/12	Buy	(1.900)	12/20/13	USD	3,034,000	40,222	—	40,222
Barclays Bank PLC	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	726,000	55,621	—	55,621
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	3,377,000	841,046	—	841,046
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(5.550)	09/20/13	USD	2,136,000	222,046	—	222,046
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	606,500	123,631	—	123,631
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	1,342,000	337,442	—	337,442
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	1,248,000	59,972	—	59,972
Goldman Sachs International	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.880)	03/20/18	USD	3,735,000	307,171	—	307,171
Morgan Stanley Capital Services Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	2,497,000	119,020	—	119,020
Goldman Sachs International	Temple-Inland Inc. 6.625%, 01/15/18	Buy	(3.080)	12/20/13	USD	1,012,000	155,234	—	155,234
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	1,384,000	331,148	—	331,148
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	1,384,000	324,474	—	324,474
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	1,041,000	248,693	—	248,693
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	2,401,000	625,055	—	625,055
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,476,000	591,512	—	591,512
Morgan Stanley Capital Services Inc.	Verizon Communications Inc. 4.900%, 09/15/15	Buy	(1.500)	12/20/13	USD	2,200,000	(13,463)	—	(13,463)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	1,284,000	35,084	—	35,084
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	644,000	14,780	—	14,780
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	1,063,000	24,396	—	24,396
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	1,249,000	30,304	—	30,304
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	2,422,000	50,288	—	50,288
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	2,135,000	290,818	—	290,818
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)	09/20/17	USD	1,972,000	245,938	—	245,938
Citibank N.A., New York	Westvaco Corp. 7.950%, 02/15/31	Buy	(2.800)	12/20/13	USD	2,341,000	(62,541)	—	(62,541)
Citibank N.A., New York	Westvaco Corp. 7.950%, 02/15/31	Buy	(2.750)	12/20/13	USD	1,068,000	(26,154)	—	(26,154)
Goldman Sachs International	Westvaco Corp. 7.950%, 02/15/31	Buy	(3.250)	12/20/13	USD	2,593,000	(121,088)	—	(121,088)
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	2,582,000	187,850	—	187,850
Citibank N.A., New York	Weyerhaeuser Co. 7.125%, 07/15/23	Buy	(3.150)	12/20/13	USD	4,521,000	(189,545)	—	(189,545)
Goldman Sachs International	Weyerhaeuser Co. 7.125%, 07/15/23	Buy	(2.000)	12/20/13	USD	3,034,000	27,267	—	27,267
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	1,782,000	183,885	—	183,885
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	2,314,000	227,705	—	227,705
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	1,240,000	118,557	—	118,557
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	773,000	73,907	—	73,907
Morgan Stanley Capital Services Inc.	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.680)	09/20/13	USD	1,369,000	115,600	—	115,600
Citibank N.A., New York	Williams Companies Inc. 7.500%, 01/15/31	Buy	(2.750)	12/20/13	USD	1,250,000	48,996	—	48,996

							$24,872,734	$7,154,045	$17,718,689

Credit Default Swaps - Sell Protection (2)

					Implied				UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	(PAY)/RECEIVE	TERMINATION	CREDIT SPREAD	NOTIONAL		MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AT 12/31/08(3)	AMOUNT(4)		VALUE(5)	PAID/(RECEIVED)	(DEPRECIATION)

UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	8.15%	USD	1,288,000	$(162,663)	$—	$(162,663)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	641,000	(298,927)	(227,572)	(71,355)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	1,311,000	(611,377)	(507,740)	(103,637)
Credit Suisse International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	2,479,000	(1,156,067)	(436,083)	(719,984)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	2,538,000	(1,183,582)	(889,650)	(293,932)
JPMorgan Chase Bank, N.A. New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	3,236,000	(1,509,090)	(569,247)	(939,843)
The Royal Bank of Scotland PLC	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	30.06%	USD	3,724,000	(1,736,666)	(655,092)	(1,081,574)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	9.32%	USD	606,500	(112,562)	—	(112,562)
Morgan Stanley Capital Services Inc.	Verizon Wireless 7.375%, 11/15/13	Sell	1.900	12/20/13	2.13%	USD	2,200,000	(22,268)	—	(22,268)
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	2.10%	USD	2,478,000	(112,748)	—	(112,748)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	4.14%	USD	2,820,619	(251,393)	—	(251,393)

								$(7,157,343)	$(3,285,384)	$(3,871,959)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed for credit default swaps sold and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values, as well as the receive fixed rate, serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, and high receive fixed rate, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on December 31, 2008:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a fixed rate equal to 7.060% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/28/11	NZD	106,622,000	$3,285,337
Receive a fixed rate equal to 7.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	02/04/11	NZD	52,960,000	1,618,352
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.055% Counterparty: UBS AG, London	01/28/16	NZD	36,251,000	(2,864,568)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.000% Counterparty: UBS AG, London	02/04/16	NZD	17,790,000	(1,371,989)
				$667,132

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 2, 2009